Concentration	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration

NOTE 14 – CONCENTRATION

The Company purchased all of its inventory from one vendor in Germany. Although, there were no purchases from this vendor during the years ended December 31, 2014 and 2013, outstanding payables to this vendor were $86,255 as of December 31, 2014 and December 31, 2013, respectively.